NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Numerator (net loss)	$ (2,013,799)	$ (2,673,836)
Denominator (weighted average number of common shares outstanding – basic and diluted)	400,207,813	375,118,494
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)